Income Tax - Summary of Income Tax Charge Recognized in Profit and Loss (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure Of Income Taxes [Line Items]
Current income tax on profits for the period	$ (9,006)	$ (4,673)	$ (20,990)	$ (19,997)
Total Current Income Tax expense	(9,006)	(4,673)	(20,990)	(19,997)
(Decrease)/increase in deferred income tax assets	(532)	1,364	62	1,060
(Increase)/decrease in deferred income tax liabilities	150	1,023	(1,910)	(523)
Total deferred income tax (expense)/benefit	(382)	2,387	(1,848)	537
Income Tax expense	$ (9,388)	$ (2,286)	$ (22,838)	$ (19,460)